PORTUS HOLDINGS INC. - Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance, Value at Mar. 29, 2011	$ 11,250	$ (7,500)		$ 3,750
Balance, Shares at Mar. 29, 2011	112,500,000
Shares issued at $0.0001 per share, Value	11,250	(7,500)		3,750
Shares issued at $0.0001 per share, Shares	112,500,000
NET INCOME (LOSS)			(3,835)	(3,835)
Balance, Value at Dec. 31, 2011	11,250	(7,500)	(3,835)	(85)
Balance, Shares at Dec. 31, 2011	112,500,000
Shares issued at $0.0001 per share, Shares				467,500
Shares issued at $1.00 per share, Value	47	467,453		467,500
Shares issued at $1.00 per share, Shares	467,500
NET INCOME (LOSS)			(404,551)	(404,551)
Balance, Value at Dec. 31, 2012	$ 11,297	$ 459,953	$ (408,386)	$ 62,864
Balance, Shares at Dec. 31, 2012	112,967,500